                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                      THE PROSPECTUSES DATED MAY 1, 2015,
                       APRIL 30, 2012 (AS SUPPLEMENTED),
                        MAY 1, 2011 (AS SUPPLEMENTED),
                       AND MAY 1, 2009 (AS SUPPLEMENTED)

This supplement applies to the following prospectuses:

    o the prospectus dated May 1, 2015 for the Series C (offered between September 4, 2001 and October 7, 2011) variable annuity contract issued by MetLife Insurance Company USA;

    o the prospectus dated April 30, 2012 (as supplemented) for the Series C (offered on and after October 7, 2011) variable annuity contract issued by MetLife Insurance Company USA;

    o the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contract issued by MetLife Insurance Company USA; and

    o the prospectus dated May 1, 2011 (as supplemented) for the Class C (offered between September 4, 2001 and October 7, 2011) variable annuity contract issued by First MetLife Investors Insurance Company (collectively with MetLife Insurance Company USA, the "Companies").

Effective as of March 19, 2002 (October 31, 2002 for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Series C and Class C contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment
Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                 Series/Class C
                                                                     SUPP-FXC15

                         METLIFE INSURANCE COMPANY USA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
              THE PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:

       o 100% of your purchase payments or account value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi- Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, the BlackRock Money Market Portfolio and/or the fixed account.

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

   Platform 1
   ----------

   Fixed Account
   Barclays Capital Aggregate Bond Index Portfolio
   BlackRock Money Market Portfolio
   JPMorgan Core Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
   Western Asset Management U.S. Government Portfolio

                                                                    SUPP-MOC515

   Platform 2
   ----------

   AB Global Dynamic Allocation Portfolio
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Lord Abbett Bond Debenture Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   WMC Core Equity Opportunities Portfolio

   Platform 3
   ----------

   Frontier Mid Cap Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Invesco Mid Cap Value Portfolio
   Met/Artisan Mid Cap Value Portfolio

   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio

   Platform 4
   ----------

   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Templeton International Bond Portfolio
   MetLife Small Cap Value Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio
   Van Eck Global Natural Resources Portfolio

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," add the following to the end of the section:

   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS II AFTER RIDER TERMINATES. Any restrictions on subsequent purchase payments for the GMIB Plus II rider will no longer apply, if:

   (1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Description of GMIB Plus II - Terminating the GMIB Plus II Rider"); or

   (2) you elected both the GMIB Plus II and the Enhanced Death Benefit, and both riders terminate (see "Living Benefits - Description of GMIB Plus II - Terminating the GMIB Plus II Rider" and "Death Benefit - Optional Death Benefit - Enhanced Death Benefit - Termination of the Enhanced Death Benefit").

   However, if you elected both the GMIB Plus II and the Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, any restrictions on subsequent purchase payments will continue to apply.

2. EXPENSES

In the "EXPENSES" section, add the following to the end of the last paragraph in the "Death Benefit Rider Charges" section:

   If you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.

3. LIVING BENEFITS

A. GMIB PLUS II

In the "LIVING BENEFITS" section, add the following at the end of the last paragraph under "Description of GMIB Plus II--Guaranteed Principal Option":

   If you only elected GMIB Plus II, any subsequent purchase payment restrictions will no longer apply. If you elected both GMIB Plus II and the Enhanced Death Benefit, any subsequent purchase payment restrictions applicable to the Enhanced Death Benefit will continue to apply.

In the "LIVING BENEFITS" section, replace the last sentence under "Description of GMIB Plus II--Terminating the GMIB Plus II Rider" with the following:

   When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent purchase payment restrictions will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the investment allocation restrictions and any subsequent purchase payment restrictions applicable to the Enhanced Death Benefit rider will continue to apply.

B. GMIB PLUS I

In the "LIVING BENEFITS" section, at the end of the "Description of GMIB Plus I" section, replace item (10) with the following:

   (10)If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

       (a) the AB Global Dynamic Allocation Portfolio
       (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       (c) the American Funds(R) Balanced Allocation Portfolio
       (d) the American Funds(R) Growth Allocation Portfolio
       (e) the American Funds(R) Moderate Allocation Portfolio
       (f) the AQR Global Risk Balanced Portfolio
       (g) the Barclays Aggregate Bond Index Portfolio
       (h) the BlackRock Global Tactical Strategies Portfolio
       (i) the BlackRock Money Market Portfolio
       (j) the Invesco Balanced-Risk Allocation Portfolio
       (k) the JPMorgan Global Active Allocation Portfolio
       (l) the MetLife Asset Allocation 20 Portfolio
       (m) the MetLife Asset Allocation 40 Portfolio
       (n) the MetLife Asset Allocation 60 Portfolio
       (o) the MetLife Asset Allocation 80 Portfolio

       (p) the MetLife Balanced Plus Portfolio
       (q) the MetLife Multi-Index Targeted Risk Portfolio
       (r) the PanAgora Global Diversified Risk Portfolio
       (s) the Pyramis(R) Government Income Portfolio
       (t) the Pyramis(R) Managed Risk Portfolio
       (u) the Schroders Global Multi-Asset Portfolio
       (v) the SSGA Growth and Income ETF Portfolio
       (w) the SSGA Growth ETF Portfolio

   If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program.

   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS I AFTER RIDER TERMINATES. If you elected the GMIB Plus I rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.

C. LIFETIME WITHDRAWAL GUARANTEE II

In the "LIVING BENEFITS" section, add the following after the second paragraph under "Description of the Lifetime Withdrawal Guarantee II--Managing Your Withdrawals":

   IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the contract year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.

       Example:
       -------

       Assume your Annual Benefit Payment is $5,000 and that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the account value before that withdrawal.

D. LIFETIME WITHDRAWAL GUARANTEE I

In the "LIVING BENEFITS" section, in the "Description of the Lifetime Withdrawal Guarantee I" section, replace the "Investment Allocation Restrictions" section with the following:

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

       (a) the AB Global Dynamic Allocation Portfolio
       (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       (c) the American Funds(R) Balanced Allocation Portfolio
       (d) the American Funds(R) Growth Allocation Portfolio
       (e) the American Funds(R) Moderate Allocation Portfolio
       (f) the AQR Global Risk Balanced Portfolio
       (g) the Barclays Aggregate Bond Index Portfolio
       (h) the BlackRock Global Tactical Strategies Portfolio
       (i) the BlackRock Money Market Portfolio
       (j) the Invesco Balanced-Risk Allocation Portfolio
       (k) the JPMorgan Global Active Allocation Portfolio
       (l) the MetLife Asset Allocation 20 Portfolio
       (m) the MetLife Asset Allocation 40 Portfolio
       (n) the MetLife Asset Allocation 60 Portfolio
       (o) the MetLife Asset Allocation 80 Portfolio
       (p) the MetLife Balanced Plus Portfolio
       (q) the MetLife Multi-Index Targeted Risk Portfolio
       (r) the PanAgora Global Diversified Risk Portfolio
       (s) the Pyramis(R) Government Income Portfolio
       (t) the Pyramis(R) Managed Risk Portfolio
       (u) the Schroders Global Multi-Asset Portfolio
       (v) the SSGA Growth and Income ETF Portfolio
       (w) the SSGA Growth ETF Portfolio

   You may also elect to participate in the Dollar Cost Averaging (DCA) program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

4. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

   GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

   CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

   We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the separate account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

   Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

5. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

6. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "Met Investors Series Trust (Class B or, as noted, Class C)" through "Met Investors Series Trust -- SSgA ETF Portfolios (Class B)" with the investment portfolio information attached to this prospectus supplement.

7. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                       FEE WAIVER    NET
                                                                                    ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                      FUND    ANNUAL    EXPENSE    ANNUAL
                                                  MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                     FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                  ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio              0.61%       0.25%       0.04%    0.02%    0.92%      0.02%     0.90%
 Allianz Global Investors Dynamic Multi-Asset
   Plus Portfolio                                    0.68%       0.25%       1.36%    0.01%    2.30%      1.09%     1.21%
 American Funds(R) Balanced Allocation Portfolio     0.06%       0.55%       0.00%    0.42%    1.03%        --      1.03%
 American Funds(R) Growth Allocation Portfolio       0.06%       0.55%       0.01%    0.43%    1.05%        --      1.05%
 American Funds(R) Growth Portfolio                  0.00%       0.55%       0.02%    0.35%    0.92%        --      0.92%
 American Funds(R) Moderate Allocation Portfolio     0.06%       0.55%       0.01%    0.40%    1.02%        --      1.02%
 AQR Global Risk Balanced Portfolio                  0.61%       0.25%       0.03%    0.02%    0.91%      0.02%     0.89%
 BlackRock Global Tactical Strategies Portfolio      0.66%       0.25%       0.01%    0.11%    1.03%      0.03%     1.00%
 BlackRock High Yield Portfolio                      0.60%       0.25%       0.08%    0.08%    1.01%        --      1.01%
 Clarion Global Real Estate Portfolio                0.59%       0.25%       0.05%    0.00%    0.89%        --      0.89%
 ClearBridge Aggressive Growth Portfolio             0.55%       0.25%       0.02%    0.00%    0.82%      0.01%     0.81%
 Goldman Sachs Mid Cap Value Portfolio               0.71%       0.25%       0.04%    0.00%    1.00%        --      1.00%
 Harris Oakmark International Portfolio              0.77%       0.25%       0.06%    0.00%    1.08%      0.02%     1.06%
 Invesco Balanced-Risk Allocation Portfolio          0.64%       0.25%       0.05%    0.03%    0.97%      0.03%     0.94%
 Invesco Comstock Portfolio                          0.56%       0.25%       0.02%    0.00%    0.83%      0.02%     0.81%
 Invesco Mid Cap Value Portfolio                     0.64%       0.25%       0.05%    0.04%    0.98%      0.02%     0.96%
 Invesco Small Cap Growth Portfolio                  0.84%       0.25%       0.03%    0.00%    1.12%      0.01%     1.11%
 JPMorgan Core Bond Portfolio                        0.55%       0.25%       0.02%    0.00%    0.82%      0.13%     0.69%
 JPMorgan Global Active Allocation Portfolio         0.73%       0.25%       0.07%    0.00%    1.05%      0.05%     1.00%
 Loomis Sayles Global Markets Portfolio              0.70%       0.25%       0.08%    0.00%    1.03%        --      1.03%
 Lord Abbett Bond Debenture Portfolio                0.51%       0.25%       0.04%    0.00%    0.80%      0.01%     0.79%
 Met/Eaton Vance Floating Rate Portfolio             0.60%       0.25%       0.07%    0.00%    0.92%        --      0.92%
 Met/Franklin Low Duration Total Return
   Portfolio                                         0.49%       0.25%       0.04%    0.00%    0.78%      0.02%     0.76%
 Met/Templeton International Bond Portfolio          0.60%       0.25%       0.13%    0.00%    0.98%        --      0.98%
 MetLife Asset Allocation 100 Portfolio              0.07%       0.25%       0.01%    0.68%    1.01%        --      1.01%
 MetLife Balanced Plus Portfolio                     0.25%       0.25%       0.00%    0.42%    0.92%      0.00%     0.92%
 MetLife Multi-Index Targeted Risk Portfolio         0.18%       0.25%       0.03%    0.22%    0.68%        --      0.68%
 MetLife Small Cap Value Portfolio                   0.74%       0.25%       0.03%    0.00%    1.02%      0.01%     1.01%
 MFS(R) Emerging Markets Equity Portfolio            0.86%       0.25%       0.15%    0.00%    1.26%      0.02%     1.24%
 MFS(R) Research International Portfolio             0.69%       0.25%       0.07%    0.00%    1.01%      0.06%     0.95%
 PanAgora Global Diversified Risk Portfolio          0.65%       0.25%       1.92%    0.02%    2.84%      1.52%     1.32%
 PIMCO Inflation Protected Bond Portfolio            0.47%       0.25%       0.09%    0.00%    0.81%      0.01%     0.80%

                                                                                                     FEE WAIVER    NET
                                                                                  ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                    FUND    ANNUAL    EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST (CONTINUED)
 PIMCO Total Return Portfolio                      0.48%       0.25%       0.03%    0.00%    0.76%      0.04%     0.72%
 Pioneer Fund Portfolio                            0.67%       0.25%       0.05%    0.00%    0.97%      0.05%     0.92%
 Pioneer Strategic Income Portfolio                0.56%       0.15%       0.06%    0.00%    0.77%        --      0.77%
 Pyramis(R) Government Income Portfolio            0.42%       0.25%       0.04%    0.00%    0.71%        --      0.71%
 Pyramis(R) Managed Risk Portfolio                 0.45%       0.25%       0.08%    0.56%    1.34%      0.12%     1.22%
 Schroders Global Multi-Asset Portfolio            0.64%       0.25%       0.10%    0.04%    1.03%        --      1.03%
 SSGA Growth and Income ETF Portfolio              0.30%       0.25%       0.01%    0.22%    0.78%        --      0.78%
 SSGA Growth ETF Portfolio                         0.31%       0.25%       0.03%    0.24%    0.83%        --      0.83%
 T. Rowe Price Large Cap Value Portfolio           0.57%       0.25%       0.02%    0.00%    0.84%        --      0.84%
 T. Rowe Price Mid Cap Growth Portfolio            0.75%       0.25%       0.03%    0.00%    1.03%        --      1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock Portfolio     0.79%       0.25%       0.08%    0.00%    1.12%      0.12%     1.00%
 Barclays Aggregate Bond Index Portfolio           0.25%       0.30%       0.03%    0.00%    0.58%      0.00%     0.58%
 BlackRock Money Market Portfolio                  0.34%       0.25%       0.03%    0.00%    0.62%      0.02%     0.60%
 Frontier Mid Cap Growth Portfolio                 0.71%       0.25%       0.05%    0.00%    1.01%      0.01%     1.00%
 Jennison Growth Portfolio                         0.59%       0.25%       0.03%    0.00%    0.87%      0.08%     0.79%
 Met/Artisan Mid Cap Value Portfolio               0.81%       0.25%       0.03%    0.00%    1.09%        --      1.09%
 Met/Dimensional International Small Company
   Portfolio                                       0.81%       0.25%       0.17%    0.00%    1.23%      0.01%     1.22%
 MetLife Asset Allocation 20 Portfolio             0.09%       0.25%       0.03%    0.52%    0.89%      0.02%     0.87%
 MetLife Asset Allocation 40 Portfolio             0.06%       0.25%       0.00%    0.56%    0.87%        --      0.87%
 MetLife Asset Allocation 60 Portfolio             0.05%       0.25%       0.00%    0.60%    0.90%        --      0.90%
 MetLife Asset Allocation 80 Portfolio             0.05%       0.25%       0.01%    0.65%    0.96%        --      0.96%
 MetLife Mid Cap Stock Index Portfolio             0.25%       0.30%       0.05%    0.01%    0.61%      0.00%     0.61%
 MetLife Stock Index Portfolio                     0.25%       0.25%       0.02%    0.00%    0.52%      0.01%     0.51%
 MFS(R) Value Portfolio                            0.70%       0.25%       0.02%    0.00%    0.97%      0.14%     0.83%
 MSCI EAFE(R) Index Portfolio                      0.30%       0.30%       0.10%    0.01%    0.71%      0.00%     0.71%
 Neuberger Berman Genesis Portfolio                0.80%       0.25%       0.03%    0.00%    1.08%      0.00%     1.08%
 Russell 2000(R) Index Portfolio                   0.25%       0.30%       0.07%    0.05%    0.67%      0.01%     0.66%
 T. Rowe Price Large Cap Growth Portfolio          0.60%       0.25%       0.03%    0.00%    0.88%      0.02%     0.86%
 Van Eck Global Natural Resources Portfolio        0.78%       0.25%       0.03%    0.00%    1.06%      0.01%     1.05%
 Western Asset Management U.S. Government
   Portfolio                                       0.47%       0.25%       0.02%    0.00%    0.74%      0.01%     0.73%
 WMC Core Equity Opportunities Portfolio           0.70%       0.15%       0.03%    0.00%    0.88%      0.11%     0.77%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

   AB Global Dynamic Allocation Portfolio
     (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Growth Portfolio (Class C)
   AQR Global Risk Balanced Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   JPMorgan Core Bond Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Lord Abbett Bond Debenture Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   Met/Templeton International Bond Portfolio*
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Small Cap Value Portfolio
     (formerly Third Avenue Small Cap Value Portfolio)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   PanAgora Global Diversified Risk Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio (Class E)
   Pyramis(R) Government Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following investment portfolios are available under the contract:

   Baillie Gifford International Stock Portfolio (Class B)
   Barclays Aggregate Bond Index Portfolio
   BlackRock Money Market Portfolio (Class B)
   Frontier Mid Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   Met/Artisan Mid Cap Value Portfolio (Class B)
   Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
   MetLife Stock Index Portfolio (Class B)
   MFS(R) Value Portfolio (Class B)
   MSCI EAFE(R) Index Portfolio (Class G)
   Neuberger Berman Genesis Portfolio (Class B)
   Russell 2000(R) Index Portfolio (Class G)
   T. Rowe Price Large Cap Growth Portfolio (Class B)
   Van Eck Global Natural Resources Portfolio (Class B)*
   Western Asset Management U.S. Government Portfolio (Class B)
   WMC Core Equity Opportunities Portfolio (Class E)

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following investment portfolios are available under the contract:

   American Funds(R) Moderate Allocation Portfolio (Class C)
   American Funds(R) Balanced Allocation Portfolio (Class C)
   American Funds(R) Growth Allocation Portfolio (Class C)
   MetLife Asset Allocation 100 Portfolio (Class B)
   SSGA Growth and Income ETF Portfolio (Class B)
   SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B investment portfolios are available under the contract:

   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B     BLACKROCK HIGH YIELD PORTFOLIO
OR, AS NOTED, CLASS C OR CLASS E)
                                        SUBADVISER: BlackRock Financial
Met Investors Series Trust is a mutual  Management, Inc.
fund with multiple portfolios. Unless
otherwise noted, the following          INVESTMENT OBJECTIVE: The BlackRock
portfolios are managed by MetLife       High Yield Portfolio seeks to maximize
Advisers, LLC, which is an affiliate    total return, consistent with income
of MetLife. The following Class B or,   generation and prudent investment
as noted, Class C or Class E            management.
portfolios are available under the
contract:                               CLARION GLOBAL REAL ESTATE PORTFOLIO

AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO SUBADVISER: CBRE Clarion Securities LLC (formerly AllianceBernstein Global
Dynamic Allocation Portfolio)           INVESTMENT OBJECTIVE: The Clarion
                                        Global Real Estate Portfolio seeks
SUBADVISER: AllianceBernstein L.P.      total return through investment in
                                        real estate securities, emphasizing
INVESTMENT OBJECTIVE: The AB Global     both capital appreciation and current
Dynamic Allocation Portfolio seeks      income.
capital appreciation and current
income.                                 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

ALLIANZ GLOBAL INVESTORS DYNAMIC        SUBADVISER: ClearBridge Investments,
MULTI-ASSET PLUS PORTFOLIO              LLC

SUBADVISER: Allianz Global Investors    INVESTMENT OBJECTIVE: The ClearBridge
U.S. LLC                                Aggressive Growth Portfolio seeks
                                        capital appreciation.
INVESTMENT OBJECTIVE: The Allianz
Global Investors Dynamic Multi-Asset    GOLDMAN SACHS MID CAP VALUE PORTFOLIO
Plus Portfolio seeks total return.      SUBADVISER:

AMERICAN FUNDS(R) GROWTH PORTFOLIO      Goldman Sachs Asset Management, L.P.
(CLASS C)
                                        INVESTMENT OBJECTIVE: The Goldman
ADVISERS: MetLife Advisers, LLC and     Sachs Mid Cap Value Portfolio seeks
Capital Research and Management Company long-term capital appreciation.

INVESTMENT OBJECTIVE: The American      HARRIS OAKMARK INTERNATIONAL PORTFOLIO
Funds(R) Growth Portfolio seeks to
achieve growth of capital.              SUBADVISER: Harris Associates L.P.

AQR GLOBAL RISK BALANCED PORTFOLIO      INVESTMENT OBJECTIVE: The Harris
                                        Oakmark International Portfolio seeks
SUBADVISER: AQR Capital Management, LLC long-term capital appreciation.

INVESTMENT OBJECTIVE: The AQR Global    INVESCO BALANCED-RISK ALLOCATION
Risk Balanced Portfolio seeks total     PORTFOLIO
return.
                                        SUBADVISER: Invesco Advisers, Inc.
BLACKROCK GLOBAL TACTICAL STRATEGIES
PORTFOLIO                               INVESTMENT OBJECTIVE: The Invesco
                                        Balanced-Risk Allocation Portfolio
SUBADVISER: BlackRock Financial         seeks total return.
Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock
Global Tactical Strategies Portfolio
seeks capital appreciation and current
income.

INVESCO COMSTOCK PORTFOLIO              MET/EATON VANCE FLOATING RATE PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.      SUBADVISER: Eaton Vance Management

INVESTMENT OBJECTIVE: The Invesco       INVESTMENT OBJECTIVE: The Met/Eaton
Comstock Portfolio seeks capital        Vance Floating Rate Portfolio seeks a
growth and income.                      high level of current income.

INVESCO MID CAP VALUE PORTFOLIO         MET/FRANKLIN LOW DURATION TOTAL RETURN
                                        PORTFOLIO
SUBADVISER: Invesco Advisers, Inc.
                                        SUBADVISER: Franklin Advisers, Inc.
INVESTMENT OBJECTIVE: The Invesco Mid
Cap Value Portfolio seeks high total    INVESTMENT OBJECTIVE: The Met/Franklin
return by investing in equity           Low Duration Total Return Portfolio
securities of mid-sized companies.      seeks a high level of current income,
                                        while seeking preservation of
INVESCO SMALL CAP GROWTH PORTFOLIO      shareholders' capital.

SUBADVISER: Invesco Advisers, Inc.      MET/TEMPLETON INTERNATIONAL BOND
                                        PORTFOLIO*
INVESTMENT OBJECTIVE: The Invesco
Small Cap Growth Portfolio seeks        SUBADVISER: Franklin Advisers, Inc.
long-term growth of capital.
                                        INVESTMENT OBJECTIVE: The
JPMORGAN CORE BOND PORTFOLIO            Met/Templeton International Bond
                                        Portfolio seeks current income with
SUBADVISER: J.P. Morgan Investment      capital appreciation and growth of
Management Inc.                         income.

INVESTMENT OBJECTIVE: The JPMorgan      *This portfolio is only available for
Core Bond Portfolio seeks to maximize   investment if certain optional riders
total return.                           are elected. (See "Purchase --
                                        Investment Allocation and Other
JPMORGAN GLOBAL ACTIVE ALLOCATION       Purchase Payment Restrictions for GMIB
PORTFOLIO                               Plus II, Lifetime Withdrawal Guarantee
                                        II, and EDB I.")
SUBADVISER: J.P. Morgan Investment
Management Inc.                         METLIFE BALANCED PLUS PORTFOLIO

INVESTMENT OBJECTIVE: The JPMorgan      SUBADVISER - OVERLAY PORTION: Pacific
Global Active Allocation Portfolio      Investment Management Company LLC
seeks capital appreciation and current
income.                                 INVESTMENT OBJECTIVE: The MetLife
                                        Balanced Plus Portfolio seeks a
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO  balance between a high level of current income and growth of capital,
SUBADVISER: Loomis, Sayles & Company,   with a greater emphasis on growth of
L.P.                                    capital.

INVESTMENT OBJECTIVE: The Loomis        METLIFE MULTI-INDEX TARGETED RISK
Sayles Global Markets Portfolio seeks   PORTFOLIO
high total investment return through a
combination of capital appreciation     SUBADVISER - OVERLAY PORTION: MetLife
and income.                             Investment Management, LLC

LORD ABBETT BOND DEBENTURE PORTFOLIO    INVESTMENT OBJECTIVE: The MetLife
                                        Multi-Index Targeted Risk Portfolio
SUBADVISER: Lord, Abbett & Co. LLC      seeks a balance between growth of
                                        capital and current income, with a
INVESTMENT OBJECTIVE: The Lord Abbett   greater emphasis on growth of capital.
Bond Debenture Portfolio seeks high
current income and the opportunity for
capital appreciation to produce a high
total return.

METLIFE SMALL CAP VALUE PORTFOLIO       PIONEER STRATEGIC INCOME PORTFOLIO
(formerly Third Avenue Small Cap Value  (CLASS E)
Portfolio)
                                        SUBADVISER: Pioneer Investment
SUBADVISERS: Delaware Investments Fund  Management, Inc.
Advisers; Wells Capital Management
Incorporated (formerly Third Avenue     INVESTMENT OBJECTIVE: The Pioneer
Management LLC)                         Strategic Income Portfolio seeks a
                                        high level of current income.
INVESTMENT OBJECTIVE: The MetLife
Small Cap Value Portfolio seeks         PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO
long-term capital appreciation.
                                        SUBADVISER: Pyramis Global Advisors,
MFS(R) EMERGING MARKETS EQUITY          LLC
PORTFOLIO
                                        INVESTMENT OBJECTIVE: The Pyramis(R)
SUBADVISER: Massachusetts Financial     Government Income Portfolio seeks a
Services Company                        high level of current income,
                                        consistent with preservation of
INVESTMENT OBJECTIVE: The MFS(R)        principal.
Emerging Markets Equity Portfolio
seeks capital appreciation.             PYRAMIS(R) MANAGED RISK PORTFOLIO

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO SUBADVISER: Pyramis Global Advisors,
                                        LLC
SUBADVISER: Massachusetts Financial
Services Company                        INVESTMENT OBJECTIVE: The Pyramis(R)
                                        Managed Risk Portfolio seeks total
INVESTMENT OBJECTIVE: The MFS(R)        return.
Research International Portfolio seeks
capital appreciation.                   SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

PANAGORA GLOBAL DIVERSIFIED RISK        SUBADVISERS: Schroder Investment
PORTFOLIO                               Management North America Inc. and
                                        Schroder Investment Management North
SUBADVISER: PanAgora Asset Management,  America Limited
Inc.
                                        INVESTMENT OBJECTIVE: The Schroders
INVESTMENT OBJECTIVE: The PanAgora      Global Multi-Asset Portfolio seeks
Global Diversified Risk Portfolio       capital appreciation and current
seeks total return.                     income.

PIMCO INFLATION PROTECTED BOND          T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
PORTFOLIO
                                        SUBADVISER: T. Rowe Price Associates,
SUBADVISER: Pacific Investment          Inc.
Management Company LLC
                                        INVESTMENT OBJECTIVE: The T. Rowe
INVESTMENT OBJECTIVE: The PIMCO         Price Large Cap Value Portfolio seeks
Inflation Protected Bond Portfolio      long-term capital appreciation by
seeks maximum real return, consistent   investing in common stocks believed to
with preservation of capital and        be undervalued. Income is a secondary
prudent investment management.          objective.

PIMCO TOTAL RETURN PORTFOLIO            T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: Pacific Investment          SUBADVISER: T. Rowe Price Associates,
Management Company LLC                  Inc.

INVESTMENT OBJECTIVE: The PIMCO Total   INVESTMENT OBJECTIVE: The T. Rowe
Return Portfolio seeks maximum total    Price Mid Cap Growth Portfolio seeks
return, consistent with the             long-term growth of capital.
preservation of capital and prudent
investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment
Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund
Portfolio seeks reasonable income and
capital growth.

METROPOLITAN SERIES FUND                MET/ARTISAN MID CAP VALUE PORTFOLIO
                                        (CLASS B)
Metropolitan Series Fund is a mutual
fund with multiple portfolios. MetLife  SUBADVISER: Artisan Partners Limited
Advisers, LLC, an affiliate of          Partnership
MetLife, is the investment adviser to
the portfolios. The following           INVESTMENT OBJECTIVE: The Met/Artisan
portfolios are available under the      Mid Cap Value Portfolio seeks
contract:                               long-term capital growth.

BAILLIE GIFFORD INTERNATIONAL STOCK     MET/DIMENSIONAL INTERNATIONAL SMALL
PORTFOLIO (CLASS B)                     COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Baillie Gifford Overseas    SUBADVISER: Dimensional Fund Advisors
Limited                                 LP

INVESTMENT OBJECTIVE: The Baillie       INVESTMENT OBJECTIVE: The
Gifford International Stock Portfolio   Met/Dimensional International Small
seeks long-term growth of capital.      Company Portfolio seeks long-term
                                        capital appreciation.
BARCLAYS AGGREGATE BOND INDEX
PORTFOLIO (CLASS G)                     METLIFE MID CAP STOCK INDEX PORTFOLIO
                                        (CLASS G)
SUBADVISER: MetLife Investment
Management, LLC                         SUBADVISER: MetLife Investment
                                        Management, LLC
INVESTMENT OBJECTIVE: The Barclays
Aggregate Bond Index Portfolio seeks    INVESTMENT OBJECTIVE: The MetLife Mid
to track the performance of the         Cap Stock Index Portfolio seeks to
Barclays U.S. Aggregate Bond Index.     track the performance of the
                                        Standard & Poor's MidCap 400(R)
BLACKROCK MONEY MARKET PORTFOLIO        Composite Stock Price Index.
(CLASS B)
                                        METLIFE STOCK INDEX PORTFOLIO (CLASS B)
SUBADVISER: BlackRock Advisors, LLC
                                        SUBADVISER: MetLife Investment
INVESTMENT OBJECTIVE: The BlackRock     Management, LLC
Money Market Portfolio seeks a high
level of current income consistent      INVESTMENT OBJECTIVE: The MetLife
with preservation of capital.           Stock Index Portfolio seeks to track
                                        the performance of the Standard &
An investment in the BlackRock Money    Poor's 500(R) Composite Stock Price
Market Portfolio is not insured or      Index.
guaranteed by the Federal Deposit
Insurance Company or any other          MFS(R) VALUE PORTFOLIO (CLASS B)
government agency. Although the
BlackRock Money Market Portfolio seeks  SUBADVISER: Massachusetts Financial
to preserve the value of your           Services Company
investment at $100 per share, it is
possible to lose money by investing in  INVESTMENT OBJECTIVE: The MFS(R) Value
the BlackRock Money Market Portfolio.   Portfolio seeks capital appreciation.

During extended periods of low          MSCI EAFE(R) INDEX PORTFOLIO (CLASS G)
interest rates, the yields of the
BlackRock Money Market Portfolio may    SUBADVISER: MetLife Investment
become extremely low and possibly       Management, LLC
negative.
                                        INVESTMENT OBJECTIVE: The MSCI EAFE(R)
FRONTIER MID CAP GROWTH PORTFOLIO       Index Portfolio seeks to track the
(CLASS B)                               performance of the MSCI
                                        EAFE(R) Index.
SUBADVISER: Frontier Capital
Management Company, LLC                 NEUBERGER BERMAN GENESIS PORTFOLIO
                                        (CLASS B)
INVESTMENT OBJECTIVE: The Frontier Mid
Cap Growth Portfolio seeks maximum      SUBADVISER: Neuberger Berman
capital appreciation.                   Management LLC

JENNISON GROWTH PORTFOLIO (CLASS B)     INVESTMENT OBJECTIVE: The Neuberger
                                        Berman Genesis Portfolio seeks high
SUBADVISER: Jennison Associates LLC     total return, consisting principally
                                        of capital appreciation.
INVESTMENT OBJECTIVE: The Jennison
Growth Portfolio seeks long-term
growth of capital.

RUSSELL 2000(R) INDEX PORTFOLIO         MET INVESTORS SERIES TRUST -- ASSET
(CLASS G)                               ALLOCATION PORTFOLIOS

SUBADVISER: MetLife Investment          In addition to the Met Investors
Management, LLC                         Series Trust portfolios listed above,
                                        the following portfolios managed by
INVESTMENT OBJECTIVE: The Russell       MetLife Advisers, LLC are available
2000(R) Index Portfolio seeks to track  under the contract:
the performance of the Russell 2000(R)
Index.                                  AMERICAN FUNDS(R) MODERATE ALLOCATION
                                        PORTFOLIO (CLASS C)
T. ROWE PRICE LARGE CAP GROWTH
PORTFOLIO (CLASS B)                     INVESTMENT OBJECTIVE: The American
                                        Funds (R) Moderate Allocation
SUBADVISER: T. Rowe Price Associates,   Portfolio seeks a high total return in
Inc.                                    the form of income and growth of
                                        capital, with a greater emphasis on
INVESTMENT OBJECTIVE: The T. Rowe       income.
Price Large Cap Growth Portfolio seeks
long-term growth of capital.            AMERICAN FUNDS(R) BALANCED ALLOCATION
                                        PORTFOLIO (CLASS C)
VAN ECK GLOBAL NATURAL RESOURCES
PORTFOLIO (CLASS B)*                    INVESTMENT OBJECTIVE: The American
                                        Funds (R) Balanced Allocation
SUBADVISER: Van Eck Associates          Portfolio seeks a balance between a
Corporation                             high level of current income and
                                        growth of capital, with a greater
INVESTMENT OBJECTIVE: The Van Eck       emphasis on growth of capital.
Global Natural Resources Portfolio
seeks long-term capital appreciation    AMERICAN FUNDS(R) GROWTH ALLOCATION
with income as a secondary              PORTFOLIO (CLASS C)
consideration.
                                        INVESTMENT OBJECTIVE: The American
*This portfolio is only available for   Funds (R) Growth Allocation Portfolio
investment if certain optional riders   seeks growth of capital.
are elected. (See "Purchase --
Investment Allocation and Other         METLIFE ASSET ALLOCATION 100 PORTFOLIO
Purchase Payment Restrictions for GMIB  (CLASS B)
Plus II, Lifetime Withdrawal Guarantee
II, and EDB I.")                        INVESTMENT OBJECTIVE: The MetLife
                                        Asset Allocation 100 Portfolio seeks
WESTERN ASSET MANAGEMENT U.S.           growth of capital.
GOVERNMENT PORTFOLIO (CLASS B)
                                        SSGA GROWTH AND INCOME ETF PORTFOLIO
SUBADVISER: Western Asset Management    (CLASS B)
Company
                                        SUBADVISER: SSGA Funds Management, Inc.
INVESTMENT OBJECTIVE: The Western
Asset Management U.S. Government        INVESTMENT OBJECTIVE: The SSGA Growth
Portfolio seeks to maximize total       and Income ETF Portfolio seeks growth
return consistent with preservation of  of capital and income.
capital and maintenance of liquidity.
                                        SSGA GROWTH ETF PORTFOLIO (CLASS B)
WMC CORE EQUITY OPPORTUNITIES
PORTFOLIO (CLASS E)                     SUBADVISER: SSGA Funds Management, Inc.

SUBADVISER: Wellington Management       INVESTMENT OBJECTIVE: The SSGA Growth
Company LLP                             ETF Portfolio seeks growth of capital.

INVESTMENT OBJECTIVE: The WMC Core
Equity Opportunities Portfolio seeks
to provide a growing stream of income
over time and, secondarily, long-term
capital appreciation and current
income.

METROPOLITAN SERIES FUND -- ASSET       METLIFE ASSET ALLOCATION 60 PORTFOLIO
ALLOCATION PORTFOLIOS (CLASS B)
                                        INVESTMENT OBJECTIVE: The MetLife
In addition to the Metropolitan Series  Asset Allocation 60 Portfolio seeks a
Fund portfolios listed above, the       balance between a high level of
following Class B portfolios managed    current income and growth of capital,
by MetLife Advisers, LLC are available  with a greater emphasis on growth of
under the contract:                     capital.

METLIFE ASSET ALLOCATION 20 PORTFOLIO   METLIFE ASSET ALLOCATION 80 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife       INVESTMENT OBJECTIVE: The MetLife
Asset Allocation 20 Portfolio seeks a   Asset Allocation 80 Portfolio seeks
high level of current income, with      growth of capital.
growth of capital as a secondary
objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife
Asset Allocation 40 Portfolio seeks
high total return in the form of
income and growth of capital, with a
greater emphasis on income.